Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade and Other Receivables
(1) Trade and other receivables as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
(in millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,439,542	￦	(342,539)	￦	(6,926)	￦	3,090,077
Other receivables		3,092,261		(82,243)		(2,023)		3,007,995

Total	￦	6,531,803	￦	(424,782)	￦	(8,949)	￦	6,098,072

Non-current assets
Trade receivables	￦	408,098	￦	(1,199)	￦	(11,540)	￦	395,359
Other receivables		1,249,096		(136,300)		(17,109)		1,095,687

Total	￦	1,657,194	￦	(137,499)	￦	(28,649)	￦	1,491,046

	December 31, 2023
(in millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,596,899	￦	(330,002)	￦	(9,165)	￦	3,257,732
Other receivables		3,990,900		(76,089)		(2,254)		3,912,557

Total	￦	7,587,799	￦	(406,091)	￦	(11,419)	￦	7,170,289

Non-current assets
Trade receivables	￦	318,429	￦	(1,288)	￦	(19,476)	￦	297,665
Other receivables		1,227,929		(107,547)		(13,879)		1,106,503

Total	￦	1,546,358	￦	(108,835)	￦	(33,355)	￦	1,404,168

(2) The fair values of trade and other receivables with original maturities less than one year are equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined by discounting the expected future cash flow at the weighted average interest rate.

Summary of Changes in Provision for Impairment
(3) Details of changes in provision for impairment for the years ended December 31, 2022 and 2023, are as follows:

	2022				2023
(in millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	349,725	￦	201,387	￦	343,738	￦	218,543
Provision		64,522		65,941		69,972		114,501
Reversal		—		(850)		—		(14,941)
Write-off/transfer		(69,430)		(49,904)		(69,246)		(129,108)
Acquisition and disposition of businesses		(43)		—		(310)		(17)
Others		(1,036)		1,969		(12,864)		(5,342)

Ending balance	￦	343,738	￦	218,543	￦	331,290	￦	183,636

Summary of Other Receivables
(4) Details of other receivables as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Loans	￦	98,953	￦	51,854
Receivables 1		2,668,545		3,539,742
Accrued income		32,218		43,920
Refundable deposits		339,450		299,935
Loans receivable		1,013,428		1,067,005
Finance lease receivables		105,690		141,883
Others		63,941		58,357
Less: Provision for impairment		(218,543)		(183,636)

	￦	4,103,682	￦	5,019,060

1	As of December 31, 2023, credit sales asset of ￦ 2,696,505 million (December 31, 2022: ￦ 1,960,579 million) held by BC Card Co., Ltd. are included.